Discontinued operations (Details) € in Millions, kr in Millions		12 Months Ended
	Oct. 31, 2017 SEK (kr)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)	Oct. 31, 2017 EUR (€)	Oct. 31, 2017 SEK (kr)	Dec. 31, 2015 SEK (kr)
Noncurrent assets or disposal groups classified as held for sale
WACC pre tax (as a percent)			10.00%
Forecast period (in years)		3 years	3 years	3 years
Goodwill		kr 30,159	kr 5,517	kr 7,598
Other intangible assets		19,604	4,044	5,772
Tangible assets		9,192	8,692	14,329
Deferred tax assets		368	1,911	1,766
Current receivables		6,825	6,726	8,554
Cash and cash equivalents		404	802	257			kr 107
Non-current provisions		(1,471)	(983)	(1,176)
Non-current interest-bearing liabilities		(23,238)	(11,565)	(8,954)
Current interest-bearing liabilities		(6,763)	(820)	(3,388)
Current non-interest-bearing liabilities		(8,088)	(7,074)	(9,414)
Net assets (liabilities)		36,362	17,132	18,473
Less: cash in divested operations				173
Netherlands
Noncurrent assets or disposal groups classified as held for sale
Impairment loss on goodwill			kr 1,194	2,610
Discount rate on post-tax basis			8.00%
Estimated value in use				kr 9,000
WACC pre tax (as a percent)				13.00%
Forecast period (in years)				10 years
Growth rate after forecast period (as a percent)				2.00%
Austria
Noncurrent assets or disposal groups classified as held for sale
Capital gain	kr 316
Reversal of exchange rate differences	kr (530)
Possible earn-out to be received					€ 10	kr 98
Earn-out recognised		0
Earn-out period	24 months
Goodwill						9
Other intangible assets						48
Tangible assets						162
Deferred tax assets						245
Current receivables						172
Cash and cash equivalents						202
Non-current provisions						(31)
Non-current interest-bearing liabilities						(13)
Current interest-bearing liabilities						(8)
Current non-interest-bearing liabilities						(249)
Net assets (liabilities)						537
Capital gain, excluding sales costs						330
Sales price						kr 867
Price adjustments, non-cash	kr 11
Less: cash in divested operations	(202)
TOTAL CASH FLOW EFFECT	kr 676
Russia
Noncurrent assets or disposal groups classified as held for sale
Gain (loss) recognised on tax disputes		kr 47	kr (17)	kr (100)
Italy
Noncurrent assets or disposal groups classified as held for sale
Reversal of provision for VAT dispute			kr 38